Stock Options and Warrants (Details) - Schedule of stock option activity - $ / shares		1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Stock Option Activity Abstract
Options outstanding - beginning of year (in Shares)			768,233,332	429,675,799	429,675,799	150,275,799
Weighted average exercise price outstanding - beginning of year			$ 0.006	$ 0.0051	$ 0.0051	$ 0.016
Options exercisable at the end of year (in Shares)			162,703,869	184,632,441	471,914,611	223,165,297
Weighted average exercise price exercisable at the end of year					$ 0.0063	$ 0.0081
Weighted average fair value of options granted during the year					$ 2,580,600	$ 568,300
Options, Granted (in Shares)					373,000,000	300,000,000
Weighted average exercise price, Granted					$ 0.0068	$ 0.0018
Options, Exercised (in Shares)	(3,324,201)	(6,675,799)		(76,280,412)	(13,442,467)
Weighted average exercise price, Exercised					$ 0.0066
Options, Forfeited (in Shares)					(21,000,000)	(20,600,000)
Weighted average exercise price, Forfeited					$ 0.0021	$ 0.04
Options outstanding - end of year (in Shares)					768,233,332	429,675,799
Weighted average exercise price outstanding - end of year					$ 0.006	$ 0.0051